Loans Receivable, Net - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	$ 726	$ 624
Allowance for loan losses
Allowance for loan losses	(99)	(112)	$ (112)
Loans receivable, net	627	512
Personal Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	726	624
Allowance for loan losses
Individually assessed	(98)	(107)
Collectively assessed	(1)	(5)
Allowance for loan losses	(99)	(112)
Loans receivable, net	$ 627	$ 512